Organization and Business Description - Schedule of Subsidiaries of the Company (Details)	12 Months Ended
Dec. 31, 2024
HUHUTECH (HK) Limited (“HUHU HK”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Jul. 28, 2021
Jurisdiction of Formation	Hong Kong, PRC
Percentage of Ownership	100% by HUHU
Principal Activities	Investment holding
Wuxi Xinwu District Jianmeng Electromechanical Technology Co., Ltd (“WFOE”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Dec. 10, 2021
Jurisdiction of Formation	PRC
Percentage of Ownership	100% by HUHU HK
Principal Activities	Investment holding
Jiangsu Huhu Electromechanical Technology Co., Ltd. (“HUHU China”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Aug. 20, 2015
Jurisdiction of Formation	PRC
Percentage of Ownership	100% by WFOE
Principal Activities	System integration and engineering services
Huhu Technology Co., Ltd. (“HUHU Japan”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Apr. 25, 2022
Jurisdiction of Formation	JAPAN
Percentage of Ownership	100% by HUHU
Principal Activities	System integration and engineering services